Income Tax (Income)/ Expense (Details) - Schedule of deferred tax balances - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Temporary difference [Member]
Income Tax (Income)/ Expense (Details) - Schedule of deferred tax balances [Line Items]
Beginning of the year	$ 78,622,365	$ 63,509,644	$ 59,616,758
Bad Debt provisions charged to profit or loss		6,064,120	(2,334,410)
Inventory provision charged to profit or loss		1,283
Impairment charged to profit or loss		2,944,979
Tax loss carried forward	1,687,686	6,102,339	6,227,296
Allowance
Reverse	(75,924,049)
Effect of translation
End of the year	4,386,002	78,622,365	63,509,644
Deferred tax assets [Member]
Income Tax (Income)/ Expense (Details) - Schedule of deferred tax balances [Line Items]
Beginning of the year		16,960,839	14,330,463
Bad Debt provisions charged to profit or loss		1,516,030	583,603
Inventory provision charged to profit or loss		321
Impairment charged to profit or loss		736,245
Tax loss carried forward	421,922	1,529,706	1,556,824
Allowance	(421,922)	(21,245,906)
Reverse
Effect of translation		502,765	489,949
End of the year			$ 16,960,839